Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative financial instruments
28. Derivative financial instruments

	December 31, 2024	December 31, 2023

Assets
Foreign currency collars	$—	$1,338
Euro forward contracts	—	1,513
Interest rate swaps	—	458
Foreign currency forward contracts	—	6,229
Share purchase warrants	52	—
Total assets	$52	$9,538

Classified as:	December 31, 2024	December 31, 2023

Current	$52	$2,502
Non-current	—	7,036
	$52	$9,538

	December 31, 2024	December 31, 2023

Liabilities
Foreign currency collars	$194	$—
Euro forward contracts	2,353	35
Gold collars	20,465	3,026
Gold commodity swaps	18,149	2,966
Copper commodity swaps	3,165	1,032
Interest rate swaps	12,167	12,063
Foreign currency forward contracts	4,837	—
Total liabilities	$61,330	$19,122

Classified as:	December 31, 2024	December 31, 2023

Current	$25,587	$279
Non-current	35,743	18,843
	$61,330	$19,122
28. Derivative financial instruments (continued)
(a)Foreign Currency Collars
The Company enters into zero-cost collars (purchase of a put option and sale of a call option) to reduce the risk associated with fluctuations of the Euro and Canadian dollar at Olympias and Lamaque, respectively. These derivatives set a band within which the Company expected to be able to protect against currency movements, either above or below specific strike prices.
In the year ended December 31, 2024, Canadian dollar collars totalling US$106.0 million (2023: US$96.0 million) and Euro collars totalling €78.0 million (2023: €75.4 million) expired without financial settlement.
In December 2024, the Company entered into new zero-cost collars that mature monthly from January to December 2025 (Canadian dollar collars - US$7.5 million monthly; Euro collars $6.0 million monthly).
These derivatives are not designated as hedging instruments. Changes in the fair value of the foreign currency collars are recorded in other income (expense).
As at December 31, 2024, the Company's outstanding foreign currency collars were as follows:

2025
Canadian dollar collars
Canadian dollar contracts	US$90,000
Weighted average put strike price (USD:CDN)	1.33
Weighted average call strike price (USD:CDN)	1.56

Euro collars
Euro contracts	US$72,000
Weighted average put strike price (EUR:USD)	1.10
Weighted average call strike price (EUR:USD)	0.99

	Year ended December 31,
	2024	2023

Opening derivative asset	$1,338	$—
Change in fair value	(1,537)	1,346
Settlements	5	(8)
Closing derivative (liability) asset	$(194)	$1,338
28. Derivative financial instruments (continued)
(b)Euro Forward Contracts
In August 2023, the Company entered into foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate for a portion of the Company’s equity commitment for the Skouries Project. From January 2025 to May 2025, €5.0 million will be delivered to the Company every month at a forward rate of EUR/USD 1.1160.
In October 2023, the Company entered into additional foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate. From January 2025 to May 2025, €2.5 million will be delivered to the Company every month at a forward rate of EUR/USD 1.0785.
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of the foreign currency forward contracts are recorded in other income (expense). Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
	2024	2023

Opening derivative asset	$1,478	$—
Change in fair value	(5,088)	1,478
Settlements	1,257	—
Closing derivative (liability) asset	$(2,353)	$1,478

During the year ended December 31, 2024, €52.5 million was delivered to the Company, on which a US$1.3 million realized loss was recognized.

(c)Gold Collars
In May 2023, the Company entered into zero-cost collars (purchase of a put option and sale of a call option) to reduce the risk associated with fluctuations of the price of gold and to manage cash flow variability during the construction period of Skouries. Under the gold collars, 16,667 ounces settle monthly during the period from June 2023 through December 2025.
These derivatives are not designated as hedging instruments. Changes in the fair value of the gold collars are recorded in other income (expense).
As at December 31, 2024, the Company's outstanding gold collars were as follows:

2025

Gold ounces	200,004
Weighted average put strike price per ounce	US$1,900
Weighted average call strike price per ounce	US$2,667
28. Derivative financial instruments (continued)
(c)Gold Collars (continued)
Changes in the fair value of gold collars outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
	2024	2023

Opening derivative liability	$(3,026)	$—
Change in fair value	(17,439)	(3,026)
Closing derivative liability	$(20,465)	$(3,026)

Gold collars totalling 200,004 ounces expired during the year ended December 31, 2024 without financial settlement.

(d)Gold and Copper Commodity Swaps
In April 2023, in conjunction with the Term Facility, the Company entered into gold and copper commodity swap contracts for settlement on July 7, 2026 based on the average applicable commodity price over the period of June 1, 2026 to June 30, 2026. The gold commodity swap contracts total 32,000 ounces at a forward price of US$2,160 per ounce and will be financially settled. The copper commodity swap contracts total 6,160 tonnes of copper at a forward price of US$8,525 per tonne and will be financially settled.
These derivatives have not been designated as hedging instruments. Changes in the fair value of the gold and copper forward sales contracts are recorded in other income (expense).
Changes in the fair value of gold commodity swaps outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
Gold commodity swaps	2024	2023

Opening derivative liability	$(2,966)	$—
Change in fair value	(15,183)	(2,966)
Closing derivative liability	$(18,149)	$(2,966)

Changes in the fair value of copper commodity swaps outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
Copper commodity swaps	2024	2023

Opening derivative liability	$(1,032)	$—
Change in fair value	(2,133)	(1,032)
Closing derivative liability	$(3,165)	$(1,032)
28. Derivative financial instruments (continued)
(e)Interest Rate Swaps
In April 2023, in conjunction with the Term Facility, the Company entered into interest rate swaps covering 70% of the variable interest rate exposure under the six-months EURIBOR index. The interest rate swaps have a fixed rate of 3.11% and mature on December 31, 2032. The interest payment frequency is every six months.
The interest rate swaps have not been designated as hedging instruments. Changes in the fair value of the interest rate swaps are recorded in other income (expense).
In June 2024, the Company entered into interest rate swaps with an effective date of December 31, 2025, under a six-months EURIBOR index. The interest rate swaps have a fixed rate of 2.748% and mature on December 31, 2032. The interest payment frequency is every six months.
Changes in the fair value of interest rate swaps outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
	2024	2023

Opening derivative liability	$(11,605)	$—
Change in fair value	850	(11,182)
Settlements	(1,412)	(423)
Closing derivative liability	$(12,167)	$(11,605)

During the year ended December 31, 2024, interest rate swap settlements resulted in realized derivative cash gains of $1.4 million for the Company.

(f)Foreign Currency Forward Contracts
In April 2023, in conjunction with the Term Facility, the Company entered into foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate for a portion of the Term Facility repayments. From June 30, 2026 to December 31, 2029, €17.0 million will be delivered to the Company every six months at an average forward rate of EUR/USD 1.1473. From June 28, 2030 to December 30, 2032, €11.4 million will be delivered to the Company every six months at an average forward rate of EUR/USD 1.1704.
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of the foreign currency forward contracts will be recorded in other income (expense).
Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
	2024	2023

Opening derivative asset	$6,229	$—
Change in fair value	(11,066)	6,229
Closing derivative (liability) asset	$(4,837)	$6,229